Other short-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
OTHER ACCRUED LIABILITIES [Abstract]
Customer deposits	$ 1,147	$ 2,221
Others	4,756	6,465
Total	$ 5,903	$ 8,686